Net Income (Loss) per Ordinary Share	12 Months Ended
Dec. 31, 2020
Net Income (Loss) per Ordinary Share
Net Income (Loss) per Ordinary Share

15.Net Income (Loss) per Ordinary Share

Net income (loss) per ordinary share was computed by dividing net income (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended December 31, 2018, 2019 and 2020:

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Numerator:
Net income (loss) —basic and diluted	10,147,465	(36,846,061)	(47,366,729)
Net income (loss) attributable to ordinary shareholders	10,147,465	(36,846,061)	(47,366,729)
Shares (Denominator):
Weighted average number of ordinary shares outstanding
Basic	1,464,257,884	3,155,082,983	3,080,332,924
Diluted	1,591,094,630	3,155,082,983	3,080,332,924
Net income (loss) per share—basic and diluted	0.003	(0.01)	(0.02)

The Group has determined that its convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. The holders of the preferred shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net income per share for ordinary and preferred shares according to their participation rights in undistributed earnings. However, undistributed net loss is only allocated to ordinary shareholders because holders of preferred shares are not contractually obligated to share losses. All outstanding preferred shares have been converted to ordinary shares upon the Company's initial public offering.

15. Net Income (Loss) per Ordinary Share (Continued)

Diluted income (loss) per share are computed using the more dilutive of (a) the two-class method or (b) the if-converted method.

Diluted income (loss) per share for the year ended December 31, 2018 is computed using the two-class method as it is more dilutive than the if-converted method.

As of December 31, 2018, 2019 and 2020, diluted net income (loss) per share does not include the following instruments as their inclusion would be antidilutive:

	For the years ended December 31,
	2018	2019	2020
Share options	—	160,800,982	290,614,107
Restricted shares units	14,495,000	50,725,912	37,740,804
Total	14,495,000	211,526,894	328,354,911